PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2015
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,420	$867	$553
Research and development equipment	29,184	21,435	7,749
Production equipment and tooling	40,181	29,161	11,020
Computer equipment	7,256	5,562	1,694
Software	7,134	4,852	2,282
Leasehold improvements	4,456	2,121	2,335
Leased vehicles	947	547	400
Office equipment	2,533	2,132	401
Network equipment	2,828	315	2,513
	$95,939	$66,992	$28,947

	2014
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,245	$708	$537
Research and development equipment	28,217	20,805	7,412
Production equipment and tooling	34,590	27,212	7,378
Computer equipment	6,053	4,770	1,283
Software	5,476	4,178	1,298
Leasehold improvements	3,244	1,412	1,832
Leased vehicles	1,111	663	448
Office equipment	2,594	2,065	529
	$82,530	$61,813	$20,717